Changes in Carrying Value of FDIC Receivable (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Allowances for Credit Loss and Related Financing Receivables [Line Items]
Beginning balance	$ 96,777,791	$ 89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition		51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704
Balance, end of year	$ 35,135,533	$ 96,777,791